Securitizations And Variable Interest Entities (Carrying Amount Of Assets And Liabilities Of Unconsolidated VIEs) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Equities [Member] USD ($)	Sep. 30, 2011 Equities [Member] JPY (¥)	Mar. 31, 2011 Equities [Member] JPY (¥)	Sep. 30, 2011 Debt Securities [Member] USD ($)	Sep. 30, 2011 Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Mortgage And Mortgage-Backed Securities [Member] USD ($)	Sep. 30, 2011 Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Mar. 31, 2011 Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Sep. 30, 2011 Investment Trust Fund And Other [Member] USD ($)	Sep. 30, 2011 Investment Trust Fund And Other [Member] JPY (¥)	Mar. 31, 2011 Investment Trust Fund And Other [Member] JPY (¥)	Sep. 30, 2011 Derivatives [Member] USD ($)	Sep. 30, 2011 Derivatives [Member] JPY (¥)	Mar. 31, 2011 Derivatives [Member] JPY (¥)	Sep. 30, 2011 Private Equity [Member] USD ($)	Sep. 30, 2011 Private Equity [Member] JPY (¥)	Mar. 31, 2011 Private Equity [Member] JPY (¥)	Sep. 30, 2011 Short-Term [Member] USD ($)	Sep. 30, 2011 Short-Term [Member] JPY (¥)	Mar. 31, 2011 Short-Term [Member] JPY (¥)	Sep. 30, 2011 Long-Term [Member] USD ($)	Sep. 30, 2011 Long-Term [Member] JPY (¥)	Mar. 31, 2011 Long-Term [Member] JPY (¥)	Sep. 30, 2011 Other [Member] USD ($)	Sep. 30, 2011 Other [Member] JPY (¥)	Mar. 31, 2011 Other [Member] JPY (¥)	Sep. 30, 2011 Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Commitments To Extend Credit [Member] JPY (¥)	Mar. 31, 2011 Commitments To Extend Credit [Member] JPY (¥)
Carrying amount of variable interests, Assets	$ 31.82	¥ 2,451.00	¥ 2,457.00	$ 0.63	¥ 49.00	¥ 80.00	$ 2.42	¥ 186.00	¥ 164.00	$ 26.36	¥ 2,031.00	¥ 2,070.00	$ 1.55	¥ 119.00	¥ 80.00	$ 0	¥ 0	¥ 1.00	$ 0.28	¥ 21.00	¥ 24.00	$ 0.04	¥ 3.00	¥ 3.00	$ 0.40	¥ 31.00	¥ 31.00	$ 0.14	¥ 11.00	¥ 4.00
Carrying amount of variable interests, Liabilities	0.10	8.00	8.00													0.10	8.00	8.00
Maximum exposure to loss to unconsolidated VIEs	$ 32.37	¥ 2,494.00	¥ 2,490.00	$ 0.63	¥ 49.00	¥ 80.00	$ 2.42	¥ 186.00	¥ 164.00	$ 26.36	¥ 2,031.00	¥ 2,070.00	$ 1.55	¥ 119.00	¥ 80.00	$ 0.32	¥ 25.00	¥ 17.00	$ 0.28	¥ 21.00	¥ 24.00	$ 0.04	¥ 3.00	¥ 3.00	$ 0.40	¥ 31.00	¥ 31.00	$ 0.14	¥ 11.00	¥ 4.00	$ 0.23	¥ 18.00	¥ 17.00